UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

N16 W23217 Stone Ridge Drive,

Suite 310

Waukesha, WI 53188
(Address of principal executive offices) (Zip code)

J. Scott Harkness

Provident Trust Company

N16 W23217 Stone Ridge Drive,

Suite 310

Waukesha, WI 53188
(Name and address of agent for service)

1-855-739-9950

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Provident Trust Strategy Fund
Total Fund | PROVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Provident Trust Strategy Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf. You can also request this information by contacting us at 1-855-739-9950.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Provident Trust Strategy Fund	$108	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Provident Trust Strategy Fund (PROVX) gained +27.25% vs. the S&P 500’s +36.35% for the year ended September 30, 2024. During Provident’s tenure as portfolio manager (beginning September 9, 2002), PROVX gained +794.795% cumulatively with an 80.7% average month-end allocation to equities vs. +879.81% for the always fully invested S&P 500. Top performers for the year ended September 30, 2024 were Costco Wholesale Corp., Alphabet, Inc. (Class A&C) and PNC Financial Services Group while Southwest Airlines Company, T. Rowe Price Group, Inc. and GSK PLC underperformed. During the fiscal year we reduced our Charles Schwab Corp., Alphabet, Inc. (Class A&C) and Southwest Airlines Company positions. Our September 30 equity exposure was 90.3%.
+3.0% 2Q real GDP comes as a relief following 20+ years of tumult (2000 tech crash, 2008 financial crisis, and 2020 pandemic). The 2000 – 2022 annual S&P 500 return was a dismal 6.3%, well below the 10.4% since 1926 average. Costco, a reliable inflation gauge, reports flat prices for the past three quarters. 2Q productivity (output/hour) gained 2.7% and unit labor costs were a disinflationary +.3% after +3% compensation. Alphabet, our largest position, sells for 19X 2025 earnings, a rare discount to the overall market despite superior growth and margin potential.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	27.25	12.12	12.16
S&P 500 TR	36.35	15.98	13.38
Visit https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf for more recent performance information.
Provident Trust Strategy Fund	PAGE 1	TSR-AR-74405V107

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$204,441,839
Number of Holdings	17
Net Advisory Fee	$1,246,069
Portfolio Turnover	0%
Visit https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of net assets)
Costco Wholesale Corp.	14.4%
Accenture PLC, Cl A	10.8%
First American Treasury Obligations Fund	9.8%
Alphabet, Inc., Cl C	8.8%
Alphabet, Inc., Cl A	8.6%
PNC Financial Services Group, Inc.	8.2%
Visa Inc.	6.8%
UnitedHealth Group Inc.	6.5%
T. Rowe Price Group Inc.	4.9%
The Charles Schwab Corp.	4.3%

Top Sectors	(% of net assets)
Consumer, Cyclical	28.1%
Financial	24.2%
Communications	17.4%
Technology	12.6%
Consumer, Non-cyclical	7.9%
Cash & Other	9.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.provfunds.com/docs/Provident%20Prospectus%202024.pdf
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Provident Trust Company documents not be householded, please contact Provident Trust Company at 1-855-739-9950, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Provident Trust Company or your financial intermediary.
Provident Trust Strategy Fund	PAGE 2	TSR-AR-74405V107

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John F. Hensler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$15,000	$14,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$4,500	$4,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the financial statements were attributed to work performed by full-time employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
Provident Trust Strategy Fund (PROVX)
A NO-LOAD MUTUAL FUND
Core Financial Statements
September 30, 2024

Provident Trust Strategy Fund
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Cost	Value
	COMMON STOCKS — 90.2%(a)
	Airlines — 2.1%
142,714	Southwest Airlines Co.	$4,726,430	$4,228,616
	Computer Services — 10.8%
62,760	Accenture PLC, Cl A - Class A	1,824,144	22,184,405
	Data Processing-Management — 1.8%
20,360	Fiserv, Inc.(b)	2,499,480	3,657,674
	Distribution/Wholesale — 3.2%
92,800	Fastenal Co.	977,268	6,627,776
	Finance-Credit Card — 6.8%
50,891	Visa Inc. - Class A	3,662,225	13,992,480
	Finance-Investment Banking-Brokerages — 4.3%
135,045	The Charles Schwab Corp.	3,999,131	8,752,266
	Investment Management-Advisor Services — 4.9%
91,560	T. Rowe Price Group Inc.	7,362,226	9,973,631
	Medical-Drugs — 1.4%
69,455	GSK PLC - ADR	2,468,477	2,839,320
	Medical-Health Maintenance Organization — 6.5%
22,905	UnitedHealth Group Inc.	1,194,819	13,392,095
	Retail-Building Products — 4.2%
21,285	The Home Depot, Inc.	1,778,421	8,624,682
	Retail-Discount — 14.4%
33,110	Costco Wholesale Corp.	5,136,792	29,352,677
	Retail-Gardening Products — 1.8%
12,350	Tractor Supply Co.	2,689,935	3,592,986
	Retail-Major Department Stores — 2.4%
41,970	The TJX Companies, Inc.	3,305,558	4,933,154
	Super-Regional Banks-US — 8.2%
91,220	PNC Financial Services Group, Inc.	5,992,731	16,862,017
	Web Portals-Internet Service Providers — 17.4%
106,285	Alphabet, Inc., Cl A - Class A	1,385,415	17,627,367
107,030	Alphabet, Inc., Cl C - Class C	1,386,861	17,894,346
		2,772,276	35,521,713
	Total common stocks	50,389,913	184,535,492

The accompanying notes are an integral part of these financial statements.

1

Provident Trust Strategy Fund
Schedule of Investments
September 30, 2024(Continued)

Shares or Principal Amount		Cost	Value
	SHORT-TERM INVESTMENTS — 9.8%(a)
	Money Market Funds — 9.8%
19,983,348	First American Treasury Obligations Fund - Class X, 4.79%(c)	$19,983,348	$19,983,348
	Total short-term investments	19,983,348	19,983,348
	Total investments — 100.0%	$70,373,261	204,518,840
	Liabilities in Excess of Other Assets — (0.0)%(d)		(77,001)
	TOTAL NET ASSETS — 100.0%		$204,441,839

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Percentages for the various classifications relate to total net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Provident Trust Strategy Fund
Statement of Assets and Liabilities
September 30, 2024

ASSETS:
Investments, at value	$204,518,840
Receivables from shareholders for purchases	2,313
Dividends and interest receivable	99,332
Prepaid expenses	30,671
Total assets	204,651,156
LIABILITIES:
Payable to shareholders for redemptions	1,327
Payable to adviser for management fees	105,853
Payable to transfer agent	55,741
Payable for fund administration and accounting fees	23,386
Payable to directors	3,267
Other liabilities	19,743
Total liabilities	209,317
NET ASSETS	$204,441,839
Net Assets Consists of:
Capital Stock	$56,863,134
Total distributable earnings	147,578,705
Total net assets	$204,441,839
Calculation of Net Asset Value Per Share:
Net assets	$204,441,839
Shares issued and outstanding, $0.01 par value; 300,000,000 shares authorized	10,238,357
Net asset value, offering, and redemption price per share	$19.97
Cost:
Investments, at cost	$70,373,261

The accompanying notes are an integral part of these financial statements.

3

Provident Trust Strategy Fund
Statement of Operations
For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividends	$3,254,506
Interest	880,236
Total investment income	4,134,742
EXPENSES:
Management fees	1,246,069
Transfer agent fees	182,373
Fund administration and accounting fees	157,705
Professional fees	77,044
Registration fees	31,752
Printing and postage expense	16,805
Custodian fees	16,043
Directors’ fees	15,017
Miscellaneous expenses	103,658
Total expenses	1,846,466
NET INVESTMENT INCOME	2,288,276
NET REALIZED GAIN ON INVESTMENTS	14,296,466
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	29,835,003
NET GAIN ON INVESTMENTS	44,131,469
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,419,745

The accompanying notes are an integral part of these financial statements.

4

Provident Trust Strategy Fund
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income	$2,288,276	$2,156,077
Net realized gain	14,296,466	16,697,050
Net change in unrealized appreciation/depreciation	29,835,003	(1,965,498)
Net increase in net assets from operations	46,419,745	16,887,629
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(8,581,711)	(30,946,008)
Total distributions to shareholders	(8,581,711)	(30,946,008)
CAPITAL TRANSACTIONS:
Subscriptions	6,225,479	9,252,412
Reinvestments	8,236,124	29,675,466
Redemptions	(28,292,123)	(37,162,437)
Net increase in net assets from capital transactions	(13,830,520)	1,765,441
NET INCREASE (DECREASE) IN NET ASSETS	24,007,514	(12,292,938)
NET ASSETS:
Beginning of the year	180,434,325	192,727,263
End of the year	$204,441,839	$180,434,325
SHARES TRANSACTIONS
Subscriptions	342,380	570,353
Reinvestments	479,434	1,918,259
Redemptions	(1,567,317)	(2,231,376)
Total increase/(decrease) in shares outstanding	(745,503)	257,236

The accompanying notes are an integral part of these financial statements.

5

Provident Trust Strategy Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each year)

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$16.43	$17.97	$22.06	$17.66	$16.08
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.19	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments(b)	4.13	1.25	(4.06)	5.99	2.27
Total from investment operations	4.35	1.44	(4.01)	6.04	2.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.09)	(0.02)	(0.05)	(0.09)
Net realized gains	(0.56)	(2.89)	(0.06)	(1.59)	(0.64)
Total distributions	(0.81)	(2.98)	(0.08)	(1.64)	(0.73)
Net asset value, end of year	$19.97	$16.43	$17.97	$22.06	$17.66
TOTAL RETURN	27.25%	9.01%	−18.25%	36.27%	14.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$204,442	$180,434	$192,727	$263,713	$215,010
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.95%	0.95%	0.92%	0.92%	0.96%
After expense reimbursement/recoupment	0.95%	0.95%	0.92%	0.92%	0.96%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	1.18%	1.13%	0.18%	0.24%	0.25%
After expense reimbursement/recoupment	1.18%	1.13%	0.18%	0.24%	0.25%
Portfolio turnover rate	0%	12%	3%	0%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

6

Provident Trust Strategy Fund
Notes to Financial Statements
September 30, 2024
(1) Summary of Significant Accounting Policies
The following is a summary of significant accounting policies of Provident Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Company consists of one non-diversified fund – Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.
The investment objective of the Fund is long-term growth of capital.
(a)
Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter, bonds and short-term U.S. Treasury Bills are valued using an evaluated bid from a pricing service. Money market funds are valued at net asset value per share. Securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Valuation and Pricing Procedures adopted by the Board of Directors. The fair value of a security may differ from the Fund’s last quoted price and the Fund may not be able to sell a security at the estimated fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of March 31, 2024, there were no securities that were internally fair valued.

In determining fair value, the Fund uses various valuation approaches. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –	Valuations based on quoted prices for similar assets or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table summarizes the Fund’s investments as of September 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$184,535,492	$—	$—	$184,535,492
Money Market Funds	19,983,348	—	—	19,983,348
Total Investments	$204,518,840	$—	$—	$204,518,840

*	See the Schedule of Investments for investments detailed by industry classification.

7

Provident Trust Strategy Fund
Notes to Financial Statements
September 30, 2024(Continued)
(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities. For the year ended September 30, 2024, there were no such securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date.
(d)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund records the amortization and accretion of premiums and discounts, respectively, on securities purchased using the effective interest method in accordance with GAAP.

(e)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(f)
No provision has been made for federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

(g)
The Fund has reviewed all open tax years and major jurisdictions, which include federal and the state of Wisconsin, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended September 30, 2024, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of September 30, 2024, open federal tax years include tax years ended September 30, 2021 through 2024. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)
GAAP requires that certain components of net assets relating to permanent differences be reclassified for financial statement and federal income tax purposes. These differences are caused primarily by the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. These reclassifications have no effect on net assets, results of operations or net asset value per share. For the year ended September 30, 2024, the reclassifications were as follows:

Distributable Earnings	Capital Stock
$(944,491)	$ 944,491

(2) Investment Adviser and Management Agreement and Transactions with Related Parties
The Company, on behalf of the Fund, entered into an investment advisory agreement (the “Advisory Agreement”) with Provident Trust Company (“PTC”), with whom certain officers and a director of the Fund are affiliated, to serve as the investment adviser. Under the terms of the Advisory Agreement, the Fund pays 0.75% on the first $30,000,000 of average daily net assets, 0.65% on average daily net assets in excess of $30,000,000 and less than $100,000,000, and 0.60% on average daily net assets over $100,000,000. The Fund is responsible for paying a share of the compensation, benefits and expenses of its Chief Compliance Officer. For administrative convenience, PTC initially makes these payments, which are included in miscellaneous expenses on the Statement of Operations, and is later reimbursed by the Fund.
Pursuant to an expense cap/reimbursement agreement between PTC and the Company, PTC has agreed to waive a portion of its management fee and/or assume expenses for the Fund to the extent necessary to ensure that the Fund’s

8

Provident Trust Strategy Fund
Notes to Financial Statements
September 30, 2024(Continued)
total operating expenses, excluding taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses, do not exceed 1.00% of the Fund’s average daily net assets on an annual basis. The expense cap/reimbursement agreement will continue in effect until January 31, 2025, with successive renewal terms of one year unless terminated by PTC or the Company prior to any such renewal. PTC is entitled to recoup such amounts from the Fund for a period of up to three years from the date PTC reduced its compensation and/or assumed expenses for the Fund. During the year ended September 30, 2024, no such expenses were waived and PTC has recouped all eligible amounts.
The Fund adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may charge a distribution and service fee not to exceed 0.25% (on an annualized basis) of the Fund’s average daily net assets. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the year ended September 30, 2024, no such expenses were charged to shareholders.
Under the Company’s organizational documents, each director, officer, employee or other agent of the Company is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Company. Additionally, in the normal course of business, the Company, on behalf of the Fund, enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
As of September 30, 2024, PTC beneficially owned 18.83% of the outstanding shares of the Fund on behalf of its investment advisory clients. In addition, as of September 30, 2024, PTC’s employees, as participants in the Provident Trust Company Retirement Plan (the “Retirement Plan”), beneficially owned 21.37% of the outstanding shares of the Fund. As a result, as of September 30, 2024, in its capacity as sponsor of the Retirement Plan and investment manager of advisory accounts, PTC beneficially owned, in the aggregate, 40.20% of the outstanding shares of the Fund.
(3) Loan Agreement
U.S. Bank, N.A. has made available to the Fund an unsecured line of credit for $18,000,000, pursuant to an amended Loan Agreement (“Agreement”) effective January 21, 2024, for the purpose of having cash available to satisfy redemption requests. For the period October 1, 2023 through January 20, 2024, the line of credit available was $20,000,000. Principal and interest on a loan under the Agreement is due not more than 20 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the current prime rate minus one percent on the amount borrowed (7.00% on September 30, 2024). The Agreement expires on January 19, 2025, however, it is renewable annually. For the year ended September 30, 2024, the Fund did not utilize the line of credit.
(4) Distributions to Shareholders
Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date. On December 15, 2023, the Board of Directors declared a distribution of $0.20084488 per share from net investment income and $0.55776 from long-term capital gains, payable December 15, 2023, to shareholders of record on December 14, 2023. On December 20, 2023, the Board of Directors declared a distribution of $0.04497914 per share from net investment income, payable December 20, 2023, to shareholders of record on December 19, 2023.
(5) Investment Transactions
For the year period ending September 30, 2024, purchases and proceeds of sales of investment securities (excluding all short-term securities) were $0 and $22,266,301, respectively.

9

Provident Trust Strategy Fund
Notes to Financial Statements
September 30, 2024(Continued)
(6) Income Tax Information
The following information for the Fund is presented on an income tax basis as of September 30, 2024:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Distributable Ordinary Income	Distributable Long-Term Capital Gains	Total Distributable Earnings
$70,373,261	$134,645,054	$(499,475)	$134,145,579	$1,324,593	$12,108,533	$147,578,705

As of September 30, 2024, there were no differences between the cost of investments for financial statement and federal income tax purposes.
The tax components of dividends paid during the years ended September 30, 2024 and 2023 are:

September 30, 2024		September 30, 2023
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$2,637,657	$5,944,054	$930,471	$30,015,537

(7) Subsequent Events
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no additional subsequent events that would need to be disclosed in the Fund’s financial statement disclosures.

10

Provident Trust Strategy Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
Provident Mutual Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Provident Mutual Funds, Inc. comprising Provident Trust Strategy Fund (the “Fund”) as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 8, 2024

11

Provident Trust Strategy Fund
Statement Regarding Basis for Approval of Investment Advisory
Contract (Unaudited)
The Board of Directors (the “Board” or the “Directors”) of the Company met on June 11, 2024 (the “Meeting”) to consider the renewal of the Investment Advisory Agreement dated August 31, 2012 (the “Investment Advisory Agreement”) between the Company, on behalf of the Fund, and Provident Trust Company (the “Adviser” or “PTC”) in accordance with Section 15(c) of the 1940 Act. In addition, the Directors who are not interested persons of the Fund as defined in the 1940 Act (the “Independent Directors”) met in executive session with the Company’s counsel to review and discuss the 15(c) materials.
The Board of Directors (the “Board” or the “Directors”) of the Company met on June 11, 2024 (the “Meeting”) to consider the renewal of the Investment Advisory Agreement dated August 31, 2012 (the “Investment Advisory Agreement”) between the Company, on behalf of the Fund, and Provident Trust Company (the “Adviser” or “PTC”) in accordance with Section 15(c) of the 1940 Act. In addition, the Directors who are not interested persons of the Fund as defined in the 1940 Act (the “Independent Directors”) met in executive session with the Company’s counsel to review and discuss the 15(c) materials. The Board, including the Independent Directors, reviewed and discussed various information that had been provided in advance of the Meeting and at the Meeting, including a memorandum from counsel that summarized the legal standards applicable to the Directors’ consideration of the Investment Advisory Agreement; counsel’s request for information from PTC pursuant to Section 15(c) of the 1940 Act (the “15(c) Request”); PTC’s response to the 15(c) Request; PTC’s organizational chart; detailed comparative information relating to the Fund’s management fee and other expenses of the Fund; information regarding management fees paid by the Fund to PTC and other payments; information on PTC’s profitability; PTC’s audited financial statements for the last two years; information about brokerage commissions; detailed comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about amounts paid to financial intermediaries; information about PTC’s compliance program; PTC’s Form ADV; and PTC’s insurance coverage. The Directors reviewed the terms of the Investment Advisory Agreement, noting that Schedule A to the Investment Advisory Agreement outlined the management fee for the Fund and called for PTC to receive a fee that is calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund on assets of $0–$30,000,000; 0.65% on assets of $30,000,001–$100,000,000; and 0.60% on assets over $100,000,000. The Directors noted that the current management fee is 0.64%.
In addition to the materials in the Board book and presentations at the Meeting, the Board also took into account information reviewed quarterly throughout the year that was relevant to its consideration of the Investment Advisory Agreement, including Fund performance, the management fee and other expense information and discussions with the Fund’s portfolio managers.
In determining whether to renew the Investment Advisory Agreement, the Board reviewed and analyzed various factors that it determined were relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor as determinative.
Nature, Extent and Quality of Services Provided to the Fund. The Directors considered the nature, extent and quality of services provided by the Adviser to the Fund. The Directors noted the Adviser’s continuing commitment to the Fund, the continuity of the portfolio management team for the Fund and the Adviser’s disciplined research and investment decision making process. The Directors considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of J. Scott Harkness and Michael Schelble, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund, including its chief compliance officer. The Directors noted any services that extended beyond portfolio management, such as making some of the Adviser’s key personnel available to serve as officers of the Fund, selecting broker-dealers for execution of portfolio transactions, ensuring adherence to the Fund’s investment policies and restrictions, administering the Fund’s compliance program and liquidity risk management program, proxy voting, providing risk management services and overseeing the Fund’s other service providers. The Directors considered information regarding purchases and redemptions of the Fund’s shares as well as the Adviser’s brokerage and soft dollar practices.
The Directors concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund and to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

12

Provident Trust Strategy Fund
Statement Regarding Basis for Approval of Investment Advisory
Contract (Unaudited)(Continued)
Investment Performance of the Fund and the Adviser. The Board reviewed the performance of the Fund for the year-to-date, one-year, three-year, five-year, ten-year, and since-inception periods as of March 31, 2024. In assessing the quality of the management services delivered by the Adviser, the Directors also compared the short-term and long-term performance of the Fund on both an absolute and relative basis and in comparison, to a benchmark index (the S&P 500 Index) and a Morningstar Peer Group. The Morningstar Peer Group (the “Morningstar Peer Group”) of 17 funds was compiled by U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, LLC (“USBGFS”) using data from Morningstar, Inc. based on a range of criteria, including Morningstar classification (U.S. large growth funds), load structure (no-load funds without 12b-1 fees), active management (no index funds), and asset size ($150–$350 million). The Directors also reviewed information on the historical performance of other separately managed accounts of the Adviser that are similar to the Fund in terms of investment strategy (the “PTC composite”).
The Directors noted that the Fund underperformed its benchmark, the S&P 500 Index, for the year-to-date, one-year, three-year, five-year, ten-year, and since-inception periods ended March 31, 2024. The Board considered the Adviser’s quarterly commentary and discussion of the reasons for the underperformance, including the Fund’s concentrated portfolio, the Fund’s active share (the percentage of holdings that differ from the S&P 500 Index) is approximately 89.6%, and the Fund’s flexible asset allocation means that the Fund held just 80.5% of assets in equities since Provident began managing the Fund on September 9, 2002 and holdings 5.5% of its assets in short-term investments as of March 31, 2024, as well as management’s view that performance must be considered over complete market cycles.
The Directors noted that the Fund underperformed the Morningstar Peer Group median and average for the year-to-date, one-year, three-year, five-year, and ten-year periods ended March 31, 2024. The Fund’s performance ranked in the 100th, 93rd, 93rd, 100th, and 90th percentile of the Morningstar Peer Group, respectively, over those periods.
The Directors noted that although the Fund’s performance was generally consistent with the performance of the PTC composite, the Fund underperformed the PTC composite for the one-year, three-year, five-year, and ten-year periods ended March 31, 2024, and slightly outperformed for the year-to-date period ended March 31, 2024. The Adviser attributes differences in performance to the PTC composite having fewer regulatory requirements to comply with than the Fund, such as diversification. The Fund commenced operations in 1986 and the composite commenced operations in 1999 so there is no comparison for the Fund’s since-inception period.
The Board also reviewed information on the Fund’s performance over full investment cycles. The Adviser seeks to exceed the S&P 500 Index return over full investment cycles. The Adviser defines a full investment cycle as “typically lasting 5-7 years and including both a 30% advance and a 20% decline.” Although the Adviser characterizes investment cycles as typically lasting 5-7 years, they can be shorter or longer in instances in which the time period does not also include the substantial advances or declines. The Adviser has defined the three most recent full investment cycles as September 9, 2002, to December 31, 2007, January 1, 2008, to December 31, 2019 and January 1, 2020 through March 31, 2024. The Directors noted that the Fund outperformed its benchmark over the first two market cycles but underperformed its benchmark over the third market cycle. The Directors further noted that the Fund’s performance for the three market cycles underperformed the PTC composite.
After considering all of the information, the Directors concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Directors determined that the Fund and its shareholders were likely to benefit from the Adviser’s management.
Costs of Services Provided and Profits Realized by the Adviser. The Directors considered the costs of services provided by the Adviser, including the management fee, expenses of the Fund and total expense ratio. The Directors noted that the Adviser has agreed to waive a portion of its management fee and/or assume expenses for the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies, i.e., “acquired fund fees and expenses”) and other extraordinary expenses, do not exceed 1.00% of the Fund’s average daily net assets on an annual basis. The expense cap/reimbursement agreement between the Adviser and the Company will continue in effect until January 31, 2025,

13

Provident Trust Strategy Fund
Statement Regarding Basis for Approval of Investment Advisory
Contract (Unaudited)(Continued)
with successive renewal terms of one year unless terminated by the Adviser or the Company prior to any such renewal. The Adviser is entitled to recoup such amounts from the Fund for a period of up to three years from the date the Adviser reduced its compensation and/or assumed expenses for the Fund.
The Directors reviewed the related statistical information, including the comparative management fee and expenses of the Fund relative to the Morningstar Peer Group. The Directors noted that the Fund’s current management fee of 0.64% is greater than the Morningstar Peer Group median of 0.62% and the average of 0.62%. The Fund’s management fee falls in the third quartile of the Morningstar Peer Group funds. The Directors observed that the Fund’s total annual fund operating expense ratio of 0.96% (excluding acquired fund fees and expenses) is greater than the Morningstar Peer Group median of 0.75% and the average of 0.77% and places it in the third quartile of the Morningstar Peer Group funds. The Directors then compared the fees paid by the Fund to the fees paid by separately managed accounts of the Adviser and noted that fees paid by the separately managed account clients are lower than the management fees paid by the Fund largely due to the additional work of the Adviser related to the Fund, including monitoring of investment restrictions and additional reporting requirements. However, the Board noted that the Fund is currently benefiting from the breakpoint schedule in the Fund’s management fee.
The Directors considered the overall profitability of the Adviser and reviewed the Adviser’s financial condition and determined it to be sound. The Directors also examined the level of profits realized by the Adviser from the fees payable under the Investment Advisory Agreement, as well as the Fund’s brokerage commissions and use of soft dollars by the Adviser. The Directors noted that the Adviser pays Fund distribution expenses from its reasonable profits.
The Directors concluded that the Fund’s expenses and the management fee paid to the Adviser were fair and reasonable in light of the comparative performance, expense, and management fee information. The Directors noted that the Adviser’s profit from sponsoring the Fund was not excessive and the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory activities.
Extent of Economies of Scale. The Directors noted that the Fund’s management fee structure contains breakpoint reductions as the Fund’s assets grow in size. The Directors compared the Fund’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale. With respect to the Adviser’s fee structure, the Directors concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund.
Benefits Derived from the Relationship with the Fund. The Directors considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund. The Directors considered the benefits to the Adviser from soft dollar arrangements whereby the Adviser receives third party investment research services from broker dealers that execute the Fund’s purchases and sales of securities. The Directors considered that the research services are used to service all of the Adviser’s accounts. While difficult to measure, the Directors concluded that the benefits the Adviser receives are fairly modest, given the Fund’s relatively low portfolio turnover rate. The Directors noted the Adviser’s representation that the Fund allows the Adviser to offer a daily valued product and a flexible investment, as well as serve clients that do not meet its eligibility criteria for separate accounts. Finally, the Directors noted that the Adviser derives reputational benefits from its association with the Fund. The Directors concluded that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.
Annual Approval of the Investment Advisory Agreement
Based on the Directors’ deliberations and their evaluation of the information described above, the Directors, including the Independent Directors, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Investment Advisory Agreement for another year, expiring August 31, 2025.

14

Provident Trust Strategy Fund
Additional Information
September 30, 2024 (Unaudited)
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-739-9950 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at http://www.provfunds.com or the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available without charge by calling 1-855-739-9950, or on the Fund’s website at http://www.provfunds.com, or the website of the Commission no later than August 31 for the prior 12 months ending June 30.
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. Schedules of portfolio holdings are also available at http://www.provfunds.com.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended September 30, 2024, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2024 was 100%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00% for the Fund.

15

Provident Trust Strategy Fund
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
BOARD OF DIRECTORS
ADAM S. RIX
JOHN F. HENSLER
THOMAS N. TUTTLE, JR.
Willard T. Walker, Jr.
INVESTMENT ADVISER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
800-811-5311 or 414-765-4124
CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
COHEN & COMPANY, LTD.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
LEGAL COUNSEL
GODFREY & KAHN, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

On May 14, 2024, a special meeting of shareholders of Provident Mutual Funds, Inc. (“the Corporation”) was held at N16W23217 Stone Ridge Dr Ste 310 Waukesha, WI 53188. The meeting related to a proposal to the election of four individuals as directors to the Board of Directors of the Corporation: John F. Hensler, Willard T. Walker, Jr., Thomas N. Tuttle, Jr. and Adam S. Rix. As of March 15, 2024, the record date, outstanding shares of the Fund were 10,758,466. Holders of 7,309,123 shares representing 68% of the Fund were present at the meeting in person or by proxy, being the holders of a majority of shares of the Fund and thus constituting a quorum. The director candidates received votes FOR election to the Corporation’s Board greater than 50% of the votes cast, therefore the proposal to elect the four director candidates to the Corporation’s Board had been approved by the required vote.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer, J. Scott Harkness and Principal Financial Officer, Michael A. Schelble, have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4 or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Provident Mutual Funds, Inc.

By (Signature and Title) *	/s/ J. Scott Harkness
J. Scott Harkness, Principal Executive Officer

Date	11/18/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Harkness
J. Scott Harkness, Principal Executive Officer

Date	11/18/2024

By (Signature and Title)*	/s/ Michael A. Schelble
Michael A. Schelble, Principal Financial Officer

Date	11/18/2024

* Print the name and title of each signing officer under his or her signature.